Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Beeline Financial Holdings Inc [Member]
Concentrations

NOTE 11 - CONCENTRATIONS OF CREDIT RISK

Beeline maintains cash balances with several regional banks. The deposits are insured by the Federal Deposit Insurance Corporation up to $250,000 per depositor per bank. At various times throughout the year, cash balances held within these accounts may exceed the maximum insured amounts.

ESCROWS PAYABLE

As a service to its clients, Beeline administers escrow deposits representing undisbursed amounts received for payment of settlement and title services. Cash held by Beeline was $375,765.12 as of December 31, 2022, and $574,012.33 as of December 31, 2023. Nimble Title held $23,446.78 in escrow as of December 31, 2023. These amounts are not considered assets of Beeline and, therefore, are excluded from the Consolidated Balance Sheet. Beeline remains contingently liable for the disposition of these deposits.

BEELINE FINANCIAL HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENT

September 30, 2024

(Unaudited)

NOTE 12 - CONCENTRATIONS

Beeline maintains cash balances with several regional banks. The deposits are insured by the Federal Deposit Insurance Corporation up to $250,000 per depositor per bank. At various times throughout the year, cash balances held within these accounts may exceed the maximum insured amounts. There were no balances that exceeded insured limits as of December 31, 2023 and 2022.

The Company relies on one lender for the warehouse line it uses to fund the mortgage loans it makes to its customers.

The Company sells its mortgage loans primarily to four investors.

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

ESCROWS PAYABLE

As a service to its clients, Beeline administers escrow deposits representing undisbursed amounts received for payment of settlement and title services. Cash held by Beeline was $375,765 as of December 31, 2022, and $574,012 as of December 31, 2023. Nimble Title held $23,447 in escrow as of December 31, 2023. These amounts are not considered assets of Beeline and, therefore, are excluded from the Consolidated Balance Sheet. Beeline remains contingently liable for the disposition of these deposits.